INTANGIBLE AND OTHER ASSETS - Narrative (Details) CAD in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD
Finite-Lived Intangible Assets [Line Items]
Notes receivable					$ 123	CAD 165	$ 154	CAD 214
Interest rate on notes receivable (percent)		6.75%
Asset impairment charges		CAD 1,388	CAD 3,745	CAD 0
Amortization expense		9	CAD 52	CAD 52
Sundance A (expires 2017) | Energy
Finite-Lived Intangible Assets [Line Items]
Asset impairment charges	CAD 92	211
Asset impairment charge, after tax	CAD 68	CAD 155